Financial Instruments - Cash Flow Hedges Reported in AOCL (Details) (Interest rate swap, USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 09, 2012 KPMG Tower	Dec. 31, 2011 KPMG Tower	Dec. 31, 2012 Cash Flow Hedging [Member] Interest Expense [Member]	Dec. 31, 2011 Cash Flow Hedging [Member] Interest Expense [Member]	Dec. 31, 2010 Cash Flow Hedging [Member] Interest Expense [Member]
Derivative [Line Items]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion					$ 13,325,000	$ 20,456,000	$ 7,829,000
Notional Amount of Interest Rate Cash Flow Hedge Derivatives			425,000,000	425,000,000
Derivative, Collateral, Minimum Threshold of Anticipated Payments Required to Post Collateral	0	5,000,000
Collateral Already Posted, Aggregate Fair Value	0	9,900,000
Derivative, Amount of Hedged Item			400,000,000	400,000,000
Amount of Gain/(Loss) Reclassified from AOCL to Statement of Operations					$ 792,000	$ 1,235,000	$ (2,027,000)